Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

SCHEDULE II
MEAD JOHNSON NUTRITION COMPANY

VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at beginning of period	Provisions for bad debts	Bad debts written off	Other	Balance at end of period
(In millions)
Allowances for Doubtful Accounts
For the year ended December 31, 2013	$7.6	$0.6	$(0.2)	$(1.5)	$6.5
For the year ended December 31, 2012	6.3	1.5	(0.4)	0.2	7.6
For the year ended December 31, 2011	8.3	0.2	—	(2.2)	6.3

Description	Balance at beginning of period	Provision for valuation allowance	Release of valuation allowance/ other	Balance at end of period
(In millions)
Valuation Allowance on Deferred Tax Assets
For the year ended December 31, 2013	$6.1	$3.8	$(2.6)	$7.3
For the year ended December 31, 2012	7.0	1.1	(2.0)	6.1
For the year ended December 31, 2011	3.3	3.7	—	7.0